CONVERTIBLE DEBENTURES FINANCING (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Convertible Debentures Financing
Number of Warrants Beginning Balance	964,997	964,997
Weighted Average Exercise Price Beginning Balance	$ 0.60	$ 0.60
Expired	(100,000)
Expired	$ 0.675
Issued	80,000
Issued	$ 0.50
Number Of Warrants Ending Balance	944,997
Weighted Average Exercise Price Ending Balnce	$ 0.59